Income Taxes - Summary of Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Net Income/(loss)	$ (5,739)	$ 5,310	$ 44,638
Tax expense at statutory rate	0	0	0
Total statutory tax charge	0	0	0
Total Tax charge	333	397	1,177
UNITED KINGDOM [Member]
Income Tax Contingency [Line Items]
Total Tax charge	254	221	669
POLAND [Member]
Income Tax Contingency [Line Items]
Total Tax charge	(147)	(130)
SINGAPORE [Member]
Income Tax Contingency [Line Items]
Total Tax charge	$ 226	$ 306	$ 508